S000075964 [Member] Average Annual Total Returns	12 Months Ended	20 Months Ended	60 Months Ended	120 Months Ended	166 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%		13.15%	14.29%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.59%		8.88%	9.27%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	(0.52%)		6.90%	7.17%
Performance Inception Date					Mar. 16, 2012
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(4.89%)		3.68%	5.12%
Performance Inception Date					Mar. 16, 2012
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.72%		5.33%	5.66%
Performance Inception Date					Mar. 16, 2012
Class C
Prospectus [Line Items]
Average Annual Return, Percent	(1.59%)	5.73%
Performance Inception Date		Apr. 26, 2024
Class C | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		20.11%
Performance Inception Date		Apr. 26, 2024
Class C | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.85%
Performance Inception Date		Apr. 26, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(5.49%)	3.52%
Performance Inception Date		Apr. 26, 2024
Class A | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		20.11%
Performance Inception Date		Apr. 26, 2024
Class A | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.85%
Performance Inception Date		Apr. 26, 2024
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent	(0.44%)	6.95%
Performance Inception Date		Apr. 26, 2024
Class R-6 | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		20.11%
Performance Inception Date		Apr. 26, 2024
Class R-6 | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.85%
Performance Inception Date		Apr. 26, 2024